Expense Example (Optimized Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Optimized Value Trust
Expense Example:
Year 1	$ 80
Year 3	249
Year 5	433
Year 10	966
Series II, Optimized Value Trust
Expense Example:
Year 1	100
Year 3	312
Year 5	542
Year 10	1,201
Series NAV, Optimized Value Trust
Expense Example:
Year 1	75
Year 3	233
Year 5	406
Year 10	$ 906